RESEARCH AND DEVELOPMENT	12 Months Ended
Dec. 31, 2012
RESEARCH AND DEVELOPMENT
RESEARCH AND DEVELOPMENT

18.                               RESEARCH AND DEVELOPMENT

The components of research and development costs consist of the following:

	2012	2011	2010
Gross research and development	$64,346	$63,424	$63,020
Government tax credits	(2,561)	(2,521)	(2,130)
	$61,785	$60,903	$60,890